Note C - Securities (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Available-for-sale Securities [Table Text Block]
	Amortized Cost	Gross Unrealized Gains		Gross Unrealized Losses	Estimated Fair Value
Securities Available for Sale
December 31, 201 7
U.S. Government sponsored entity securities	$13,622	$	----	$(149)	$13,473
Agency mortgage-backed securities, residential	88,833		300	(1,481)	87,652
Total securities	$102,455		$300	$(1,630)	$101,125

December 31, 201 6
U.S. Government sponsored entity securities	$10,624	$	----	$(80)	$10,544
Agency mortgage-backed securities, residential	87,367		495	(1,916)	85,946
Total securities	$97,991		$495	$(1,996)	$96,490

Held-to-maturity Securities [Table Text Block]
	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses		Estimated Fair Value
Securities Held to Maturity
December 31, 201 7
Obligations of states and political subdivisions	$1 7,577	$533	$	(35)	$1 8,075
Agency mortgage-backed securities, residential	4	----		----	4
Total securities	$1 7,581	$533	$	(35)	$1 8,079

December 31, 201 6
Obligations of states and political subdivisions	$18,661	$654		$(148)	$19,167
Agency mortgage-backed securities, residential	4	----		----	4
Total securities	$18,66 5	$654		$(148)	$19,17 1

Investments Classified by Contractual Maturity Date [Table Text Block]
	Available for Sale		Held to Maturity
Debt Securities:	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$4,601	$4,593	$809	$819
Due in one to five years	9,021	8,880	7,356	7,559
Due in five to ten years	----	----	9,204	9,497
Due after ten years	----	----	208	200
Agency mortgage-backed securities, residential	88,833	87,652	4	4
Total debt securities	$102,455	$101,125	$17,581	$18,079

Schedule of Unrealized Loss on Investments [Table Text Block]
December 31, 201 7	Less than 12 Months		12 Months or More		Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Government sponsored entity securities	$6,910	$(97)	$6,563	$(52)	$13,473	$(149)
Agency mortgage-backed securities, residential	37,421	(434)	31,763	(1,047)	69,184	(1,481)
Total available for sale	$44,331	$(531)	$38,326	$(1,099)	$82,657	$(1,630)
December 31, 201 6	Less than 12 Months		12 Months or More				Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value		Unrealized Loss		Fair Value	Unrealized Loss
U.S. Government sponsored entity securities	$10,544	$(80)	$	----	$	----	$10,544	$(80)
Agency mortgage-backed securities, residential	64,043	(1,916)		----		----	64,043	(1,916)
Total available for sale	$74,587	$(1,996)	$	----	$	----	$74,587	$(1,996)

Held-to-maturity Securities [Member]
Notes Tables
Schedule of Unrealized Loss on Investments [Table Text Block]
	Less than 12 Months		12 Months or More		Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss
Obligations of states and political subdivisions	$362	$(2)	$1,502	$(33)	$1,864	$(35)
Total held to maturity	$362	$(2)	$1,502	$(33)	$1,864	$(35)
	Less than 12 Months		12 Months or More				Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value		Unrecognized Loss		Fair Value	Unrecognized Loss
Obligations of states and political subdivisions	$3,813	$(148)	$	----	$	----	$3,813	$(148)
Total held to maturity	$3,813	$(148)	$	----	$	----	$3,813	$(148)